GENERAL INFORMATION - Basis of Consolidation, Narrative (Details) - USD ($) $ in Millions	Feb. 26, 2026	Feb. 10, 2026	Feb. 09, 2026
Tabletki Group
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred, acquisition-date fair value		$ 160
ISP Shtorm LLC
Disclosure of subsidiaries [line items]
Percentage of voting equity interests acquired	100.00%		100.00%
Consideration transferred, acquisition-date fair value	$ 10		$ 10